Fees Summary	Oct. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 375,000
Previously Paid Amount	0.00
Total Fee Amount	32.62
Total Offset Amount	0.00
Net Fee	32.62
Narrative - Max Aggregate Offering Price	$ 375,000
Final Prospectus	true